Share capital	12 Months Ended
Dec. 31, 2023
Share capital [Abstract]
Share capital	Share capital
Authorized
400,000,000 Common shares, without par value
20,000,000 Class B Common shares, without par value
10,000,000 Preferred shares, issuable in series, without par value
Issued

	December 31, 2023		December 31, 2022
As at	Number	Amount	Number	Amount
Common	79,439,518	$2,607	81,273,936	$2,667
Class B Common	2,281,478	—	2,281,478	—
Total Common	81,720,996	$2,607	83,555,414	$2,667
For the year ended December 31, 2023, we issued 383 Common shares under our share option plans (2022 - no Common shares) and no Common shares under our employee share purchase plan (2022 - no Common shares).
Rights and restrictions of Common shares
The Common shares and Class B Common shares are equal in all respects, including the right to dividends, rights upon dissolution or winding up and the right to vote, except that each Class B Common share may at any time be exchanged for one Common share. Our Common shares are listed for trading on the TSX and NYSE under the symbol WFG, while our Class B Common shares are not. Certain circumstances or corporate transactions may require the approval of the holders of our Common shares and Class B Common shares on a separate class by class basis.
Share repurchases
Normal Course Issuer Bids
On February 22, 2023, we renewed our normal course issuer bid (“2023 NCIB”) allowing us to acquire up to 4,063,696 Common shares for cancellation until the expiry of the bid on February 26, 2024. For the year ended December 31, 2023, we repurchased for cancellation 1,834,801 Common shares at an average price of $70.24 per share under our normal course issuer bids.
For the year ended December 31, 2022, we repurchased for cancellation 10,475,115 Common shares at an average price of $82.01 per share under our normal course issuer bids.
2022 Substantial Issuer Bid
During the year ended December 31, 2022, we repurchased for cancellation a total of 11,898,205 Common shares at a price of $95.00 per share for an aggregate purchase price of $1.13 billion under the 2022 Substantial Issuer Bid (“2022 SIB”). The Common shares repurchased represented approximately 11.7% of the total number of our issued and outstanding Common shares and Class B Common shares at the time the 2022 SIB was announced in April 2022.